LONG-TERM INVESTMENTS - Schedule of Long-term Investments (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
LONG-TERM INVESTMENTS
Equity investments accounted for using the equity method	¥ 5,995		¥ 5,667
Total long-term investments	288,756	$ 45,550	288,428
Jincheng Consumer Finance (Sichuan) Co., Ltd. ("Jincheng")
LONG-TERM INVESTMENTS
Equity investments accounted for using the measurement alternative	282,761		282,761
Beijing Gangjian Shoubao Cultural Media Center LLP
LONG-TERM INVESTMENTS
Equity investments accounted for using the equity method	4,500		4,500
Weiche Information Technology Co., Ltd. ("Weiche")
LONG-TERM INVESTMENTS
Equity investments accounted for using the equity method	¥ 1,495		¥ 1,167